UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional
Short-Intermediate Government Fund

February 28, 2007

1.814090.102

ISIG-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 72.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 41.3%
Fannie Mae:
4.125% 5/15/10	$ 15,170,000	$ 14,873,715
4.5% 10/15/08	2,517,000	2,505,024
4.625% 1/15/08	44,300,000	44,117,219
4.75% 12/15/10	19,500,000	19,469,541
5.125% 9/2/08	10,630,000	10,651,685
6.375% 6/15/09	10,220,000	10,555,512
Federal Home Loan Bank:
4.5% 10/14/08	2,240,000	2,229,367
5% 9/18/09	3,245,000	3,261,244
5.375% 8/19/11	2,595,000	2,652,762
5.8% 9/2/08	9,855,000	9,996,173
Freddie Mac:
4.25% 7/15/09	3,868,000	3,817,035
5.125% 4/18/11	1,050,000	1,062,091
5.25% 7/18/11	9,750,000	9,914,141
5.75% 3/15/09	1,500,000	1,525,898
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	2,500,000	2,641,020
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	882,692	898,139
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		140,170,566
U.S. Treasury Inflation Protected Obligations - 2.5%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	7,775,668	7,481,646
2.5% 7/15/16	999,200	1,027,299
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		8,508,945
U.S. Treasury Obligations - 29.0%
U.S. Treasury Notes:
3.375% 9/15/09	25,157,000	24,431,774
4.375% 12/15/10	43,000,000	42,796,739
4.75% 3/31/11	11,000,000	11,096,679
4.875% 4/30/08	120,000	120,042
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 5/15/09	$ 18,000,000	$ 18,097,740
5% 7/31/08	2,000,000	2,006,796
TOTAL U.S. TREASURY OBLIGATIONS		98,549,770
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $247,311,146)		247,229,281
U.S. Government Agency - Mortgage Securities - 14.6%

Fannie Mae - 11.5%
3.759% 10/1/33 (b)	56,288	55,559
3.787% 6/1/34 (b)	270,282	265,179
3.803% 6/1/33 (b)	46,531	46,347
3.876% 6/1/33 (b)	227,355	226,231
3.907% 5/1/33 (b)	244,423	243,736
3.907% 5/1/34 (b)	338,776	333,662
3.94% 5/1/34 (b)	278,478	274,233
3.943% 5/1/33 (b)	22,156	21,931
3.958% 9/1/33 (b)	496,814	491,908
3.986% 2/1/35 (b)	47,670	47,425
3.998% 10/1/18 (b)	39,640	39,253
4% 9/1/13 to 5/1/20	1,515,124	1,441,860
4.014% 1/1/35 (b)	31,588	31,757
4.05% 2/1/35 (b)	44,194	44,049
4.065% 4/1/33 (b)	19,748	19,684
4.07% 2/1/35 (b)	28,339	28,415
4.075% 3/1/35 (b)	952,183	942,783
4.076% 2/1/35 (b)	85,300	84,806
4.079% 2/1/35 (b)	26,943	26,824
4.102% 1/1/35 (b)	95,425	95,138
4.116% 2/1/35 (b)	116,759	116,507
4.126% 2/1/35 (b)	83,403	83,806
4.137% 1/1/35 (b)	171,909	171,333
4.175% 1/1/35 (b)	127,383	125,268
4.19% 11/1/34 (b)	664,613	660,588
4.25% 2/1/35 (b)	54,657	53,814
4.258% 1/1/34 (b)	138,595	137,422
4.279% 3/1/35 (b)	47,730	47,660
4.281% 10/1/33 (b)	21,908	21,760
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.283% 8/1/33 (b)	$ 109,758	$ 109,232
4.292% 3/1/33 (b)	56,933	56,963
4.307% 3/1/33 (b)	36,324	35,741
4.317% 6/1/33 (b)	23,945	23,948
4.345% 5/1/35 (b)	66,119	65,776
4.347% 1/1/35 (b)	58,906	58,116
4.355% 4/1/35 (b)	26,939	26,757
4.364% 2/1/34 (b)	126,097	125,216
4.397% 10/1/34 (b)	234,131	231,754
4.402% 2/1/35 (b)	89,536	88,325
4.416% 5/1/35 (b)	161,613	161,344
4.421% 5/1/35 (b)	59,151	58,779
4.429% 3/1/35 (b)	95,706	94,450
4.448% 8/1/34 (b)	171,966	170,892
4.481% 2/1/35 (b)	47,306	47,170
4.485% 11/1/33 (b)	81,871	81,493
4.495% 5/1/33 (b)	57,606	57,870
4.5% 10/1/18	15,745	15,275
4.507% 2/1/35 (b)	892,372	893,445
4.515% 2/1/35 (b)	618,607	615,655
4.526% 1/1/35 (b)	63,670	63,534
4.531% 2/1/35 (b)	32,723	32,853
4.536% 7/1/35 (b)	187,881	187,193
4.558% 4/1/33 (b)	552,419	552,666
4.565% 9/1/34 (b)	1,253,798	1,244,371
4.568% 7/1/35 (b)	142,519	142,235
4.578% 2/1/35 (b)	198,323	196,425
4.648% 3/1/35 (b)	402,961	402,946
4.687% 3/1/35 (b)	20,857	20,860
4.715% 10/1/34 (b)	146,020	145,287
4.727% 7/1/34 (b)	168,801	168,192
4.736% 12/1/35 (b)	2,204,073	2,195,440
4.782% 12/1/34 (b)	52,755	52,473
4.792% 4/1/35 (b)	635,488	636,041
4.804% 6/1/35 (b)	186,746	186,533
4.804% 1/1/36 (b)	1,277,936	1,269,880
4.809% 8/1/34 (b)	46,294	46,479
4.81% 2/1/33 (b)	73,355	73,675
4.813% 11/1/34 (b)	121,472	120,959
4.816% 11/1/35 (b)	550,562	551,958
4.838% 10/1/35 (b)	133,614	133,054
4.847% 7/1/36 (b)	314,404	313,922
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.859% 10/1/34 (b)	$ 457,197	$ 455,972
4.896% 10/1/35 (b)	75,973	76,026
4.903% 5/1/35 (b)	92,216	91,731
4.95% 8/1/34 (b)	375,094	374,935
4.988% 2/1/35 (b)	16,017	15,981
5% 2/1/16 to 5/1/18	4,620,419	4,565,192
5.048% 12/1/32 (b)	560,778	560,468
5.064% 7/1/34 (b)	22,634	22,633
5.07% 5/1/35 (b)	327,832	328,516
5.071% 9/1/34 (b)	346,797	347,092
5.088% 9/1/34 (b)	39,632	39,672
5.097% 5/1/35 (b)	114,604	114,951
5.114% 10/1/35 (b)	249,492	249,413
5.167% 3/1/36 (b)	703,379	704,942
5.172% 8/1/33 (b)	68,724	68,979
5.176% 3/1/35 (b)	28,305	28,320
5.178% 6/1/35 (b)	233,215	233,776
5.266% 11/1/36 (b)	145,034	145,713
5.27% 4/1/36 (b)	309,978	311,337
5.285% 7/1/35 (b)	26,321	26,407
5.327% 12/1/34 (b)	74,399	74,704
5.401% 2/1/36 (b)	57,752	58,021
5.403% 12/1/36 (b)	225,384	226,458
5.492% 2/1/36 (b)	696,218	701,400
5.5% 1/1/09 to 6/1/20	5,774,743	5,793,960
5.537% 11/1/36 (b)	303,653	305,729
5.616% 1/1/36 (b)	203,331	205,267
5.651% 12/1/32 (b)	179,389	182,321
5.837% 3/1/36 (b)	445,861	451,107
5.855% 1/1/36 (b)	150,349	152,485
6% 5/1/16 to 3/1/18	1,061,521	1,079,418
6% 3/1/22 (a)	54,064	54,891
6.5% 6/1/15 to 3/1/35	1,911,637	1,957,469
7% 6/1/12 to 6/1/31	442,160	454,619
8% 8/1/09	2,248	2,251
9% 2/1/13 to 8/1/21	169,897	181,979
9.5% 5/1/09 to 11/1/21	8,792	9,073
10.5% 5/1/10 to 8/1/20	35,270	38,572
11% 11/1/10 to 9/1/14	164,715	175,405
11.5% 11/1/15 to 7/15/19	148,397	165,935
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
12% 4/1/15	$ 13,695	$ 15,850
12.5% 3/1/16	4,731	5,254
		38,988,339
Freddie Mac - 2.8%
3.381% 7/1/33 (b)	483,717	474,946
4.078% 1/1/35 (b)	229,252	227,479
4.278% 3/1/35 (b)	69,887	69,471
4.279% 5/1/35 (b)	115,790	114,979
4.297% 12/1/34 (b)	70,476	69,280
4.321% 2/1/35 (b)	157,482	156,880
4.422% 6/1/35 (b)	127,428	126,529
4.426% 2/1/34 (b)	71,298	70,642
4.431% 3/1/35 (b)	77,693	76,398
4.452% 3/1/35 (b)	86,039	84,747
4.544% 2/1/35 (b)	151,430	149,332
4.772% 3/1/33 (b)	25,807	26,088
4.925% 10/1/36 (b)	890,000	889,197
4.994% 4/1/35 (b)	379,137	378,993
5% 9/1/18 to 9/1/35	1,442,930	1,430,954
5.122% 4/1/35 (b)	268,329	267,543
5.129% 7/1/35 (b)	272,043	271,299
5.286% 2/1/36 (b)	22,903	22,901
5.287% 11/1/35 (b)	270,797	271,161
5.291% 6/1/35 (b)	179,258	179,194
5.5% 8/1/14 to 11/1/20	973,928	978,068
5.501% 1/1/36 (b)	213,026	214,104
5.55% 1/1/36 (b)	328,119	329,438
6% 2/1/17 to 3/1/17	245,000	249,191
6.304% 8/1/36 (b)	1,645,031	1,670,475
6.5% 5/1/08	12,861	13,145
7.5% 11/1/12	126,198	130,103
8% 9/1/07 to 12/1/09	17,051	17,098
8.5% 7/1/07 to 6/1/14	24,831	24,942
9% 12/1/07 to 12/1/18	56,575	60,918
9.5% 2/1/17 to 12/1/22	204,337	221,855
10% 1/1/09 to 6/1/20	36,050	37,992
10.5% 9/1/20 to 5/1/21	16,058	16,729
11% 12/1/11	1,416	1,501
11.5% 10/1/15	4,611	5,224
12% 10/1/13 to 11/1/19	18,438	20,818
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
12.25% 11/1/14	$ 22,372	$ 25,485
12.5% 8/1/10 to 6/1/19	144,915	161,523
		9,536,622
Government National Mortgage Association - 0.3%
3.75% 1/20/34 (b)	249,726	248,635
8% 11/15/09 to 12/15/23	559,618	580,480
8.5% 5/15/16 to 3/15/17	45,706	49,123
10.5% 1/15/16 to 1/15/18	86,894	98,105
11% 10/20/13	1,755	1,957
13.5% 7/15/11	4,325	4,795
		983,095
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $49,492,865)		49,508,056
Asset-Backed Securities - 1.0%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.47% 9/25/35 (b) (Cost $3,350,000)	3,350,000	3,354,663
Collateralized Mortgage Obligations - 9.4%

U.S. Government Agency - 9.4%
Fannie Mae:
floater Series 1994-42 Class FK, 4.1% 4/25/24 (b)	1,663,512	1,583,375
planned amortization class:
Series 2002-83 Class ME, 5% 12/25/17	2,390,000	2,347,017
Series 2003-24 Class PB, 4.5% 12/25/12	414,232	412,331
Series 2003-39 Class PV, 5.5% 9/25/22	1,010,000	1,016,118
sequential payer:
Series 1993-238 Class C, 6.5% 12/25/08	1,370,627	1,372,611
Series 1999-25 Class Z, 6% 6/25/29	3,177,701	3,243,110
Fannie Mae Grantor Trust sequential payer Series 2005-93 Class HD, 4.5% 11/25/19	74,432	73,058
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (b)	421,915	432,225
Series 2002-49 Class FB, 5.92% 11/18/31 (b)	666,556	675,377
Series 2002-60 Class FV, 6.32% 4/25/32 (b)	143,420	147,508
Series 2002-74 Class FV, 5.82% 11/25/32 (b)	1,518,885	1,529,770
Series 2002-75 Class FA, 6.32% 11/25/32 (b)	293,795	302,167
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	$ 56,334	$ 56,214
Series 2002-16 Class PG, 6% 4/25/17	670,000	686,773
Series 2004-81 Class KC, 4.5% 4/25/17	325,000	320,046
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	204,829	206,664
Series 2003-18 Class EY, 5% 6/25/17	1,071,285	1,066,780
Series 2005-4 Class ED, 5% 6/25/27	3,433,333	3,415,805
Series 2002-50 Class LE, 7% 12/25/29	16,510	16,507
Freddie Mac planned amortization class Series 2356 Class GD, 6% 9/15/16	227,545	232,875
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2448 Class FT, 6.32% 3/15/32 (b)	661,175	678,151
Series 2526 Class FC, 5.72% 11/15/32 (b)	403,703	406,536
Series 2530 Class FE, 5.92% 2/15/32 (b)	374,986	379,438
Series 2630 Class FL, 5.82% 6/15/18 (b)	24,979	25,283
planned amortization class:
Series 1543 Class VK, 6.7% 1/15/23	57,312	57,293
Series 2363 Class PF, 6% 9/15/16	308,375	315,393
Series 2649 Class TQ, 3.5% 12/15/21	383,006	378,024
Series 2752 Class PW, 4% 4/15/22	1,110,566	1,095,019
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,219,875	1,264,809
Series 2570 Class CU, 4.5% 7/15/17	112,132	110,553
Series 2572 Class HK, 4% 2/15/17	167,072	163,291
Series 2617 Class GW, 3.5% 6/15/16	1,051,851	1,029,985
Series 2672 Class HA, 4% 9/15/16	1,193,357	1,163,463
Series 2675 Class CB, 4% 5/15/16	949,775	927,257
Series 2683 Class JA, 4% 10/15/16	980,786	956,002
Series 2866 Class N, 4.5% 12/15/18	680,000	673,002
Series 2937 Class HJ, 5% 10/15/19	511,943	510,858
Series 3013 Class VJ, 5% 1/15/14	1,114,827	1,111,189
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2005-58 Class NJ, 4.5% 8/20/35	1,630,000	1,609,968
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,191,490)		31,991,845
Cash Equivalents - 1.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.34%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) # (Cost $3,244,000)	$ 3,244,481	$ 3,244,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $335,589,501)		335,327,845
NET OTHER ASSETS - 1.2%		4,021,566
NET ASSETS - 100%		$ 339,349,411
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,244,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 134,731
BNP Paribas Securities Corp.	132,485
Banc of America Securities LLC	300,136
Bank of America, NA	449,102
Barclays Capital, Inc.	790,420
Bear Stearns & Co., Inc.	89,820
Citigroup Global Markets, Inc.	89,820
Countrywide Securities Corp.	449,102
Goldman, Sachs & Co.	44,910
Societe Generale, New York Branch	134,731
UBS Securities LLC	628,743
$ 3,244,000
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $335,192,075. Net unrealized appreciation aggregated $135,770, of which $1,467,419 related to appreciated investment securities and $1,331,649 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate High
Income Fund

February 28, 2007

1.814099.102

REHI-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 7.3%
		Principal Amount (b)	Value
Convertible Bonds - 0.4%
Homebuilding/Real Estate - 0.4%
American Financial Realty Trust 4.375% 7/15/24		$ 2,260,000	$ 2,163,950
Nonconvertible Bonds - 6.9%
Diversified Financial Services - 0.6%
Thornburg Mortgage, Inc. 8% 5/15/13		3,000,000	3,000,000
Wrightwood Capital LLC 9% 6/1/14 (c)		1,000,000	995,000
			3,995,000
Food and Drug Retail - 0.2%
Stater Brothers Holdings, Inc. 8.125% 6/15/12		1,000,000	1,022,500
Healthcare - 1.9%
Omega Healthcare Investors, Inc.:
7% 4/1/14		2,290,000	2,318,625
7% 1/15/16		1,000,000	1,010,000
Senior Housing Properties Trust:
7.875% 4/15/15		1,395,000	1,468,238
8.625% 1/15/12		1,405,000	1,534,963
Skilled Healthcare Group, Inc. 11% 1/15/14 (c)		2,310,000	2,564,100
Ventas Realty LP:
6.5% 6/1/16		750,000	755,625
6.625% 10/15/14		500,000	505,000
6.75% 6/1/10		780,000	787,800
6.75% 4/1/17		1,190,000	1,210,825
			12,155,176
Homebuilding/Real Estate - 3.0%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		750,000	729,375
8.125% 6/1/12		1,475,000	1,504,500
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		2,340,000	2,392,650
Forest City Enterprises, Inc.:
6.5% 2/1/17		2,000,000	1,960,000
7.625% 6/1/15		500,000	510,000
HMB Capital Trust V 8.99% 12/15/36 (c)(d)		1,000,000	990,000
iStar Financial, Inc. 5.15% 3/1/12		5,000,000	4,918,145
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	997,332
Rouse Co. 5.375% 11/26/13		2,100,000	2,008,795
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)		2,850,000	2,936,241
			18,947,038

		Principal Amount (b)	Value
Hotels - 0.8%
Host Marriott LP 6.375% 3/15/15		$ 2,000,000	$ 1,975,000
Times Square Hotel Trust 8.528% 8/1/26 (c)		2,570,261	2,994,354
			4,969,354
Restaurants - 0.4%
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		2,350,000	2,350,000
TOTAL NONCONVERTIBLE BONDS			43,439,068
TOTAL CORPORATE BONDS (Cost $44,842,610)			45,603,018
Asset-Backed Securities - 8.4%

Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M9, 7.82% 10/25/34 (c)(d)		2,014,000	1,944,696
Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (c)		1,500,000	1,666,583
Argent Securities, Inc. Series 2004-W9 Class M7, 6.9152% 6/26/34 (d)		1,035,000	994,645
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (c)(g)		1,500,000	495,000
Series 1998-A Class F, 7.44% 11/15/14 (a)(c)		857,043	0
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 6.82% 3/20/50 (c)(d)		750,000	750,150
Class E, 7.42% 3/20/50 (c)(d)		3,000,000	3,003,164
Concord Real Estate CDO Ltd./LLC Series 2006-1A:
Class E, 6.52% 12/25/46 (c)(d)		1,950,000	1,922,349
Class F, 7.07% 12/25/46 (c)(d)		250,000	246,445
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (c)		486,626	473,606
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (c)		5,170,000	5,537,587
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (c)		4,100,000	4,422,670
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (c)		1,330,000	1,331,995
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (c)		2,200,000	1,482,800
Series 2004-1A Class H1, 9.05% 1/28/40 (c)(d)		2,150,000	2,222,240
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 8.735% 11/28/39 (c)(d)		$ 1,000,000	$ 1,014,200
Class F, 10.235% 11/28/39 (c)(d)		1,050,000	1,065,855
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (c)		4,500,000	4,432,500
Gramercy Real Estate CDO Ltd. Series 2005-1A Class H, 7.36% 7/25/35 (c)(d)		1,700,000	1,709,520
GSAMP Trust Series 2005-HE3 Class B3, 7.82% 6/25/35 (d)		1,070,000	976,268
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 6.97% 9/25/46 (c)(d)		1,580,000	1,561,909
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 6.87% 8/26/30 (c)(d)		550,000	550,935
Class E, 7.32% 8/26/30 (c)(d)		1,055,000	1,058,798
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (c)		990,000	396,000
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (c)		1,228,430	1,222,042
Long Beach Mortgage Loan Trust Series 2005-2 Class B1, 6.9978% 4/25/35 (c)(d)		2,273,000	1,363,800
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,665,000	1,473,525
Park Place Securities NIMS Trust Series 2004-WCW1, 5.65% 9/25/34 (c)		47,315	46,789
Park Place Securities, Inc.:
Series 2004-WHQ2 Class M10, 7.82% 2/25/35 (c)(d)		1,943,000	1,803,279
Series 2005-WHQ1 Class M10, 7.82% 3/25/35 (c)(d)		1,665,000	1,309,629
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		773,654	761,947
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (c)(d)		300,000	185,100
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 8.01% 2/5/36 (c)(d)		1,960,000	1,827,700
Class E, 9.86% 2/5/36 (c)(d)		500,000	465,750
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (c)		1,460,000	1,476,197
Wachovia Ltd./Wachovia LLC Series 2006-1A Class J, 8.1156% 9/25/26 (c)(d)		1,615,000	1,616,777
TOTAL ASSET-BACKED SECURITIES (Cost $53,733,469)			52,812,450
Collateralized Mortgage Obligations - 9.3%
		Principal Amount (b)	Value
Private Sponsor - 8.7%
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class L, 9.27% 11/15/15 (c)(d)		$ 2,905,000	$ 2,879,445
Countrywide Home Loans, Inc. Series 2005-R3:
Class B3, 5.5% 9/25/35 (c)(d)		660,052	372,689
Class B4, 5.5% 9/25/35 (c)(d)		561,580	137,442
Class B5, 5.5% 9/25/35 (c)(d)		798,234	23,947
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (c)(d)		845,034	605,332
Class B4, 6.61% 7/25/32 (c)(d)		1,692,675	737,485
Class B5, 6.61% 7/25/32 (c)(d)		363,792	10,914
Series 2002-R2 Class 2B4, 5.8914% 7/25/33 (c)(d)		132,794	54,971
Series 2002-R3:
Class B3, 5.75% 8/25/43 (c)		773,743	514,200
Class B4, 5.75% 8/25/43 (c)		440,197	195,152
Class B5, 5.75% 8/25/43 (c)		498,932	24,947
Series 2003-40:
Class B3, 4.5% 10/25/18 (c)		206,650	183,102
Class B4, 4.5% 10/25/18 (c)		82,660	60,305
Class B5, 4.5% 10/25/18 (c)		281,083	77,124
Series 2003-50:
Class B4, 5% 11/25/18 (c)		249,514	205,815
Class B5, 5% 11/25/18 (c)		249,514	124,927
Series 2003-R1:
Class 2B4, 5.9139% 2/25/43 (c)(d)		104,366	44,692
Class 2B5, 5.9139% 2/25/43 (c)(d)		407,891	49,799
Series 2003-R2 Class B3, 5.5% 5/25/43 (c)		737,658	472,519
Series 2003-R3 Class B3, 5.5% 11/25/33 (c)		699,043	367,991
Series 2004-R1:
Class 1B3, 5.5% 11/25/34 (c)(d)		1,031,343	418,003
Class 1B4, 5.5% 11/25/34 (c)(d)		430,928	57,629
Class 1B5, 5.5% 11/25/34 (c)(d)		137,500	1,375
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7564% 9/25/19 (c)(d)		175,230	152,453
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17		$ 301,280	$ 304,712
Class 4B4, 7% 10/25/17 (c)		90,582	88,683
Class 4B5, 7% 10/25/17 (c)		157,782	118,935
Class 4B6, 7% 10/25/17 (c)		69,286	15,589
Series 2004-5:
Class CB5, 5.0643% 8/25/19 (c)(d)		169,838	125,640
Class CB6, 5.0643% 8/25/19 (c)(d)		112,666	36,053
Series 2005-10 Class CB5, 5.193% 11/25/20 (c)(d)		296,630	210,262
Series 2005-2 Class CB4, 5.2171% 3/25/35 (c)(d)		711,359	581,047
Diversified REIT Trust:
Series 1999-1A:
Class F, 6.78% 3/18/11 (c)(d)		1,936,600	1,970,493
Class G, 6.78% 3/18/11 (c)(d)		2,425,400	2,435,603
Class H, 6.78% 3/18/11 (c)(d)		1,390,000	1,367,575
Series 2000-1A:
Class F, 6.971% 3/8/10 (c)		1,170,000	1,201,490
Class G, 6.971% 3/8/10 (c)		1,335,000	1,348,976
Class H, 6.971% 3/8/10 (c)		1,835,000	1,805,181
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (c)		247,632	217,761
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (c)		558,392	569,465
Class B2, 7% 2/19/30 (c)		478,622	485,558
Class B4, 7% 2/19/30 (c)		41,922	2,096
RESI Finance LP Series 2006-B Class B6, 7.02% 6/15/38 (c)(d)		1,174,500	1,174,500
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 17.27% 7/10/35 (c)(d)		1,633,954	1,748,331
Series 2005-A Class B6, 7.32% 3/10/37 (c)(d)		777,452	777,452
Residential Funding Securities Corp. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (c)		165,559	143,955
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 16.82% 12/10/35 (c)(d)		470,299	503,220
Series 2004-A:
Class B7, 9.57% 2/10/36 (c)(d)		477,824	492,159
Class B9, 14.32% 2/10/36 (c)(d)		777,898	818,737

		Principal Amount (b)	Value
Series 2004-B:
Class B8, 10.07% 2/10/36 (c)(d)		$ 398,116	$ 410,060
Class B9, 13.57% 2/10/36 (c)(d)		675,649	709,432
Series 2004-C:
Class B7, 8.82% 9/10/36 (c)(d)		2,027,032	2,067,572
Class B8, 9.57% 9/10/36 (c)(d)		1,805,023	1,818,561
Class B9, 12.32% 9/10/36 (c)(d)		675,677	675,677
Series 2005-A:
Class B10, 13.82% 3/10/37 (c)(d)		485,907	499,270
Class B7, 8.32% 3/10/37 (c)(d)		1,457,722	1,457,722
Class B9, 11.07% 3/10/37 (c)(d)		1,692,901	1,692,901
Series 2005-B:
Class B7, 8.42% 6/10/37 (c)(d)		1,741,448	1,741,448
Class B8, 9.22% 6/10/37 (c)(d)		599,832	599,832
Class B9, 11.07% 6/10/37 (c)(d)		580,483	580,483
Series 2005-C:
Class B7, 8.42% 9/10/37 (c)(d)		1,803,564	1,803,564
Class B8, 9.07% 9/10/37 (c)(d)		1,041,950	1,041,950
Class B9, 11.02% 9/10/37 (c)(d)		1,705,544	1,705,544
Series 2005-D:
Class B7, 9.57% 12/15/37 (c)(d)		1,661,315	1,711,154
Class B8, 11.07% 12/15/37 (c)(d)		1,368,141	1,409,186
Series 2006-A:
Class B7, 8.82% 3/15/38 (c)(d)		1,061,914	1,067,224
Class B8, 9.17% 3/15/38 (c)(d)		681,601	681,601
Class B9, 10.82% 3/15/38 (c)(d)		424,766	424,766
Series 2006-B Class B7, 9.17% 7/15/38 (c)(d)		1,214,314	1,226,457
Series 2007-A Class B10, 10.07% 2/15/39 (c)(d)		1,600,000	1,600,000
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 9.86% 12/5/36 (c)(d)		$ 2,978,395	$ 2,799,691
Wells Fargo Mortgage Backed Securities Trust Series 2003-3 Class 2B4, 5.25% 4/25/33 (c)		402,022	385,947
TOTAL PRIVATE SPONSOR			54,425,773
U.S. Government Agency - 0.6%
Fannie Mae REMIC Trust:
Series 2001-W3 Subordinate REMIC Pass-Through Certificates:
Class B3, 7% 9/25/41		781,180	585,851
Class B4, 7% 9/25/41		427,809	234,036
Class B5, 7% 9/25/41		734,085	51,386
Series 2002-W1 Subordinate REMIC Pass-Through Certificates:
Class 3B3, 5.7185% 2/25/42 (c)(d)		164,421	110,299
Class 3B5, 5.7185% 2/25/42 (c)(d)		156,182	18,657
Class B4, 6% 2/25/42 (c)		1,158,877	481,814
Class B5, 6% 2/25/42 (c)		209,879	6,296
Series 2002-W6 Subordinate REMIC Pass-Through Certificates Class 3B4, 5.8132% 1/25/42 (c)(d)		131,001	65,481
Series 2003-W1 Subordinate REMIC Pass-Through Certificates:
Class B3, 5.75% 12/25/42		2,351,000	1,507,593
Class B4, 5.75% 12/25/42		1,438,533	575,145
Class B5, 5.75% 12/25/42		1,215,743	60,787
Series 2003-W10 Subordinate REMIC Pass-Through Certificates:
Class 2B4, 5.8575% 6/25/43 (d)		380,216	138,086
Class 2B5, 5.8575% 6/25/43 (d)		392,925	47,523
TOTAL U.S. GOVERNMENT AGENCY			3,882,954
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $61,254,507)			58,308,727
Commercial Mortgage Securities - 53.8%

Artesia Mortgage CMBS, Inc. floater Series 1998-C1 Class F, 6.9068% 6/25/30 (c)(d)		4,513,000	4,639,935

		Principal Amount (b)	Value
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.2674% 2/14/29 (c)(d)		$ 1,895,000	$ 2,062,219
Series 1997-D4:
Class B2, 7.525% 4/14/29		675,000	740,224
Class B5, 7.525% 4/14/29		4,476,925	4,420,264
Series 1997-MD7:
Class A3, 7.476% 1/13/30 (d)		1,470,511	1,516,694
Class A4, 7.676% 1/13/30 (d)		1,018,285	1,018,373
Banc of America Commercial Mortgage, Inc.:
Series 2003-2:
Class BWF, 7.55% 10/11/37 (c)		1,255,216	1,382,112
Class BWG, 8.155% 10/11/37 (c)		1,001,738	1,127,965
Class BWH, 9.073% 10/11/37 (c)		307,969	358,943
Class BWJ, 9.99% 10/11/37 (c)		510,945	615,776
Class BWK, 10.676% 10/11/37 (c)		680,481	838,262
Class BWL, 10.1596% 10/11/37 (c)		1,468,535	1,754,730
Series 2004-4:
Class K, 4.637% 7/10/42 (c)(d)		1,650,000	1,362,539
Class L, 4.637% 7/10/42 (c)(d)		1,690,000	1,212,839
Series 2005-4 Class H, 5.1542% 7/10/45 (c)(d)		525,000	503,539
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 7.92% 11/15/15 (c)(d)		1,530,000	1,528,466
Series 2005-ESHA Class K, 7.12% 7/14/08 (c)(d)		3,950,000	3,951,528
Series 2005-MIB1 Class K, 7.32% 3/15/22 (c)(d)		2,310,000	2,313,672
Bear Stearns Commercial Mortgage Securities, Inc.:
Series 1998-C1 Class F, 6% 6/16/30 (c)		600,000	618,925
Series 1999-C1 Class H, 5.64% 2/14/31 (c)		1,475,030	1,359,801
Beckman Coulter, Inc. sequential pay Series 2000-A Class A, 7.4975% 12/15/18 (c)		4,696,000	5,065,029
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 5.2173% 8/1/24 (c)(d)		167,203	150,483
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 5.87% 10/25/22 (c)(d)		102,638	51,401
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Chase Commercial Mortgage Securities Corp. Series 1998-1:
Class F, 6.56% 5/18/30 (c)		$ 2,500,000	$ 2,605,281
Class H, 6.34% 5/18/30 (c)		2,000,000	1,731,240
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (c)		4,000,000	4,166,411
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (c)		5,380,000	5,653,694
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	4,698,296
Class H, 6% 11/17/32		4,372,000	4,482,480
Commercial Mortgage pass thru certificates:
Series 2001-J1A Class F, 6.958% 2/14/34 (c)		1,480,000	1,570,488
Series 2001-J2A Class F, 7.0314% 7/16/34 (c)(d)		1,520,000	1,676,335
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (c)(d)		3,190,000	2,161,652
Series 1998-C1 Class F, 6% 5/17/40 (c)		12,000,000	11,736,360
Series 1998-C2:
Class F, 6.75% 11/11/30 (c)		4,000,000	4,316,494
Class G, 6.75% 11/11/30 (c)		1,065,000	1,131,914
Series 2001-CK6 Class NW, 6.08% 8/15/36 (f)		2,011,892	1,191,831
Series 2002-CKP1 Class KZ, 6.294% 2/15/35 (c)(d)		6,026,000	5,872,524
Series 2003-C3 Class J, 4.231% 5/15/38 (c)		2,400,000	2,185,159
Series 2004-CBN1 Class A, 10.633% 8/15/08 (c)		2,143,604	2,093,830
Series 2004-FL1A Class G, 8.3096% 5/15/14 (c)(d)		1,739,397	1,739,781
Series 2004-TF2A Class AX, 0% 11/15/19 (c)(d)(e)		3,186,451	9,461
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 6.797% 5/15/23 (c)(d)		2,824,000	2,817,279
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (c)		6,101,000	6,915,341
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class F, 7.5% 6/15/31		3,600,000	3,964,236
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31 (c)		5,785,000	5,902,447
Series 1998-CG1 Class B4, 7.1661% 6/10/31 (c)(d)		3,690,000	4,028,741
DLJ Mortgage Acceptance Corp. Series 1996-CF1 Class B4, 8.3509% 3/13/28 (d)		2,105,000	2,258,029

		Principal Amount (b)	Value
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 7.8751% 4/29/39 (c)(d)		$ 4,117,374	$ 4,181,708
First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (c)		3,700,000	3,817,452
GE Commercial Mortgage Corp. Series 2005-C3 Class J, 5.1166% 7/10/45 (c)(d)		2,277,000	2,113,429
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (c)		5,000,000	4,891,500
Class F, 6.376% 12/15/14 (c)		2,220,000	2,193,984
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (c)		1,476,000	1,497,563
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (d)		1,745,000	1,775,265
Class F, 6.75% 4/15/29 (d)		7,131,000	7,461,923
Class H, 6.8631% 4/15/29 (d)		6,995,714	2,238,628
Series 1999-C1 Class F, 6.02% 5/15/33 (c)		7,100,000	7,269,364
Series 2003-J10 Class B2, 6.75% 4/15/29 (d)		4,000,000	4,071,406
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class J, 5.234% 11/5/13 (c)(d)		3,210,000	3,152,277
Series 2005-GG3:
Class J, 4.685% 8/10/42 (c)(d)		900,000	822,441
Class K, 4.685% 8/10/42 (c)(d)		1,700,000	1,421,625
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 7.9372% 7/13/30 (c)(d)		3,736,000	4,195,161
Series 1998-GLII Class G, 6.9707% 4/13/31 (c)(d)		2,083,000	2,201,828
Series 2004-GG2:
Class J, 5.067% 8/1/38 (c)(d)		420,000	387,055
Class K, 5.067% 8/1/38 (c)(d)		720,000	626,882
Series 2006-RR2:
Class M, 5.6941% 6/1/46 (c)(d)		727,000	537,122
Class N, 5.6941% 6/1/46 (c)(d)		160,000	107,976
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		5,000,000	5,475,391
Series 1999-C7:
Class G, 6% 10/15/35 (c)		13,273,000	13,351,842
Class H, 6% 10/15/35 (c)		1,991,000	1,958,880
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
J.P. Morgan Commercial Mortgage Finance Corp.: - continued
Class NR, 6% 10/15/35 (c)		$ 6,081,131	$ 3,344,622
Series 1999-C8:
Class G, 6% 7/15/31 (c)		1,075,000	1,068,453
Class H, 6% 7/15/31 (c)		2,045,000	1,925,490
Series 2000-C9 Class G, 6.25% 10/15/32 (c)		1,880,000	1,913,281
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (c)(d)		2,003,000	1,977,963
Class NR, 6% 10/15/32 (c)(d)		2,060,795	1,277,693
Class X, 1.6992% 10/15/32 (c)(d)(e)		26,106,876	543,441
Series 2003-CB7 Class L, 5.173% 1/12/38 (c)(d)		4,096,000	3,430,400
Series 2005-PRKS Class A, 10.075% 1/15/15 (c)(d)		2,290,000	2,319,999
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class K, 6.3% 2/18/30 (c)		2,483,000	670,410
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (c)(d)		453,329	407,997
LB-UBS Commercial Mortgage Trust:
Series 2001-C7:
Class M, 5.868% 11/15/33		4,957,000	4,661,904
Class P, 5.868% 11/15/33		1,320,000	1,070,632
Series 2002-C1 Class K, 6.428% 3/15/34 (c)		3,751,000	3,882,659
Series 2002-C2 Class M, 5.683% 7/15/35 (c)		950,000	941,428
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (c)(d)		1,393,000	1,043,988
Class M, 5.45% 5/28/40 (c)(d)		1,533,000	969,862
Merrill Lynch Financial Asset, Inc.:
sequential pay Series 2002-CAN8 Class A1, 4.83% 11/12/34	CAD	78,436	67,173
Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	551,000	414,038
Class G, 4.384% 7/12/15	CAD	275,000	199,863
Class H, 4.384% 7/12/15	CAD	184,000	117,660
Class J, 4.384% 7/12/15	CAD	275,000	162,311
Class K, 4.384% 7/12/15	CAD	275,000	152,389
Class L, 4.384% 7/12/15	CAD	184,000	95,816
Class M, 4.384% 7/12/15	CAD	772,000	267,539
Series 2005-CA17:
Class E, 4.9734% 11/12/37 (d)	CAD	474,000	383,486
Class F, 4.525% 11/12/37 (d)	CAD	812,000	597,795

		Principal Amount (b)	Value
Class G, 4.525% 11/12/37 (d)	CAD	$ 846,000	$ 605,329
Class H, 4.525% 11/12/37 (d)	CAD	235,000	150,788
Class J, 4.525% 11/12/37 (d)	CAD	248,000	144,053
Class K, 4.525% 11/12/37 (d)	CAD	261,000	138,904
Class L, 4.525% 11/12/37 (d)	CAD	248,000	123,247
Class M, 4.525% 11/12/37 (d)	CAD	2,057,000	677,180
Merrill Lynch Mortgage Investors, Inc.:
Series 1997-C2 Class F, 6.25% 12/10/29 (d)		2,350,000	2,355,231
Series 1999-C1 Class G, 6.71% 11/15/31 (c)		2,604,000	2,351,751
Merrill Lynch Mortgage Trust:
Series 2002-MW1:
Class H, 5.695% 7/12/34 (c)		1,975,000	1,941,080
Class J, 5.695% 7/12/34 (c)		700,000	691,911
Series 2004-KEY2:
Class J, 5.091% 8/12/39 (c)(d)		1,869,000	1,786,120
Class K, 5.091% 8/12/39 (c)(d)		1,482,000	1,400,624
Series 2006-KEY2 Class L, 5.091% 8/12/39 (c)		1,370,000	1,240,906
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 10/15/13 (c)		645,000	686,161
Class G, 12.349% 10/15/13 (c)		465,000	491,683
Class X, 8.0486% 1/15/18 (d)(e)		992,283	341,291
Series 2004-C2:
Class D, 7.347% 10/15/40 (c)		1,074,000	1,052,674
Class E, 8.309% 10/15/40 (c)		441,000	432,218
Class F, 10.223% 10/15/40 (c)		772,000	766,137
Class G, 12.933% 10/15/40 (c)		497,000	483,538
Series 2005-C3:
Class D, 7.7% 5/20/44 (c)		1,039,000	1,022,319
Class E, 8.757% 5/20/44 (c)		738,000	730,248
Class F, 10.813% 5/20/44 (c)		479,000	477,404
Class G, 10% 5/20/44 (c)		673,000	559,957
Morgan Stanley Capital I, Inc.:
Series 1997-HF1 Class G, 6.86% 7/15/29 (c)		503,114	503,114
Series 1997-RR Class G1, 7.5508% 4/30/39 (c)(d)		4,614,395	599,871
Series 1998-CF1 Class F, 7.35% 7/15/32 (c)		2,020,000	2,037,304
Series 1998-HF2:
Class F, 6.01% 11/15/30 (c)		5,935,000	5,993,202
Class G, 6.01% 11/15/30 (c)		8,985,745	9,174,542
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Morgan Stanley Capital I, Inc.: - continued
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (c)		$ 2,106,170	$ 1,263,702
Class N, 6.54% 3/15/32 (c)		1,196,930	191,509
Morgan Stanley Dean Witter Capital I Trust Series 2000-LIFE Class H, 6.5% 11/15/36 (c)		773,000	780,609
Mortgage Capital Funding, Inc. Series 1997-MC2 Class F, 7.214% 11/20/27 (c)		9,381,364	9,384,533
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (c)		6,500,000	6,831,289
Class G, 5% 8/20/30 (c)		1,315,000	1,248,564
Series 1999-1 Class H, 6% 1/20/31 (c)		1,340,000	1,321,235
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (c)		7,453,000	7,700,320
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. floater Series 1996-PML Class M, 7.9% 11/15/26 (c)		5,862,000	6,109,080
Prudential Securities Secured Financing Corp.:
Series 1998-C1 Class F, 7.0507% 2/15/13 (c)(d)		3,765,000	4,007,934
Series 1999-NRF1 Class F, 6.074% 11/1/31 (c)		4,130,000	4,132,460
Real Estate Asset Liquidity Trust Series 2006-2:
Class F, 4.456% 4/12/17 (c)	CAD	1,170,000	844,655
Class G, 4.456% 4/12/17 (c)	CAD	585,000	410,328
Class H, 4.456% 4/12/17 (c)	CAD	390,000	240,016
Class J, 4.456% 4/12/17 (c)	CAD	390,000	223,029
Class K, 4.456% 4/12/18 (c)	CAD	195,000	98,885
Class L, 4.456% 4/12/18 (c)	CAD	281,000	135,319
Class M, 4.456% 4/12/18 (c)	CAD	1,413,000	452,056
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 9.0122% 1/15/19 (a)(c)(d)		399,513	0
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 1999-C1 Class H, 7% 5/18/32 (c)(d)		2,500,000	2,714,279
Series 2000-NL1 Class H, 6.9057% 10/15/30 (c)(d)		2,900,000	2,902,945
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (c)(d)		2,150,000	2,162,217
Class F6, 6.5% 2/18/34 (c)(d)		475,000	469,531
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (c)		1,105,000	1,111,216
TERRA LNR I Series 2006-G, 7.29% 6/15/17 (c)(d)		475,743	463,250

		Principal Amount (b)	Value
Wachovia Bank Commercial Mortgage Trust Series 2004-C15 Class 175C, 6.0432% 10/15/41 (c)(d)		$ 1,250,000	$ 1,126,171
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1Ml, 10.86% 9/25/26 (c)(d)		2,745,000	2,747,745
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.1968% 10/18/31 (c)(d)		5,163,000	5,490,842
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $299,902,713)			336,684,523
Preferred Stocks - 7.0%
		Shares
Convertible Preferred Stocks - 0.2%
Healthcare - 0.2%
Health Care REIT, Inc. 7.50%		40,000	1,300,000
Nonconvertible Preferred Stocks - 6.8%
Banks and Thrifts - 0.3%
MFH Financial Trust I 9.50% (c)		16,845	1,738,404
Homebuilding/Real Estate - 6.1%
Accredited Mortgage Loan Trust Series A, 9.75%		17,600	384,736
American Home Mortgage Investment Corp.:
Series A, 9.375%		65,000	1,670,500
Series B, 9.25%		25,000	633,000
Annaly Capital Management, Inc. Series A, 7.875%		86,400	2,181,600
Anthracite Capital, Inc.:
Series C, 9.375%		300	7,758
Series D, 8.25%		45,000	1,118,250
Anworth Mortgage Asset Corp. Series A, 8.625%		49,000	1,254,890
Apartment Investment & Management Co.:
Series G, 9.375%		16,500	435,765
Series T, 8.00%		103,000	2,662,550
Series U, 7.75%		16,000	418,720
CBL & Associates Properties, Inc. Series B, 8.75%		5,600	285,880
Cedar Shopping Centers, Inc. 8.875%		46,400	1,229,136
CenterPoint Properties Trust Series D, 5.377%		2,775	2,275,500
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%		107,000	2,712,450
Hersha Hospitality Trust Series A, 8.00%		38,676	1,017,952
HomeBanc Mortgage Corp., Georgia Series A, 10.00%		60,200	1,385,202
Impac Mortgage Holdings, Inc. Series C, 9.125%		50,000	962,500
iStar Financial, Inc. Series I, 7.50%		30,000	755,100
Preferred Stocks - continued
		Shares	Value
Nonconvertible Preferred Stocks - continued
Homebuilding/Real Estate - continued
Lexington Realty Trust 7.55%		20,000	$ 508,000
Mid-America Apartment Communities, Inc. Series H, 8.30%		103,000	2,723,320
New Plan Excel Realty Trust (depositary shares) Series D, 7.80%		15,800	793,950
PS Business Parks, Inc. (depositary shares) Series L, 7.60%		44,000	1,135,200
Public Storage, Inc. Series M, 6.625%		81,000	2,011,230
RAIT Investment Trust:
Series A, 7.75%		39,200	980,000
Series B, 8.375%		41,005	1,061,209
Realty Income Corp. 6.75%		50,000	1,248,500
Strategic Hotel & Resorts, Inc.:
Series B, 8.25%		88,000	2,292,400
Series C, 8.25%		22,820	599,025
Taubman Centers, Inc. Series G, 8.00%		40,000	1,067,600
The Mills Corp.:
Series B, 9.00%		100	2,615
Series C, 9.00%		25,580	671,475
Series E, 8.75%		59,450	1,553,429
			38,039,442
Hotels - 0.4%
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%		40,000	1,000,000
Innkeepers USA Trust Series C, 8.00%		35,000	892,150
Red Lion Hotels Capital Trust 9.50%		29,250	786,825
			2,678,975
TOTAL NONCONVERTIBLE PREFERRED STOCKS			42,456,821
TOTAL PREFERRED STOCKS (Cost $43,040,002)			43,756,821
Floating Rate Loans - 3.0%
		Principal Amount (b)
Diversified Financial Services - 0.0%
Newkirk Master LP Tranche B, term loan 7.1949% 8/11/08 (d)		$ 21,114	21,114
Homebuilding/Real Estate - 1.8%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (d)		2,930,263	2,966,891

		Principal Amount (b)	Value
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (d)		$ 5,900,000	$ 5,900,000
MDS Realty Holdings LLC:
Tranche M1, term loan 7.57% 1/8/08 (d)		1,279,663	1,279,663
Tranche M3, term loan 8.82% 1/8/08 (d)		1,395,996	1,395,996
Tishman Speyer Properties term loan 7.07% 12/27/12 (d)		200,000	202,000
			11,744,550
Leisure - 0.6%
Intrawest Resorts term loan 7.5782% 10/25/07 (d)		3,613,000	3,613,000
Super Retail - 0.6%
The Pep Boys - Manny, Moe & Jack term loan 7.36% 10/27/13 (d)		60,000	60,600
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (d)		3,500,000	3,543,750
			3,604,350
TOTAL FLOATING RATE LOANS (Cost $18,891,200)			18,983,014
Preferred Securities - 2.1%

Diversified Financial Services - 1.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (c)		1,100,000	1,023,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (c)		2,140,000	2,049,050
Ipswich Street CDO Series 2006-1, 6/27/46 (c)		2,515,000	2,313,800
Kent Funding III Ltd. 11/5/47 (c)		1,100,000	962,500
			6,348,350
Homebuilding/Real Estate - 1.1%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (c)		3,000,000	3,021,042
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (c)		2,730,000	3,022,986
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (c)		1,100,000	1,057,166
			7,101,194
TOTAL PREFERRED SECURITIES (Cost $13,493,933)			13,449,544
Cash Equivalents - 8.5%
		Maturity Amount (b)	Value
Investments in repurchase agreements in a joint trading account at 5.29%, dated 2/28/07 due 3/1/07:
(Collateralized by U.S. Treasury Obligations) #		$ 48,778,160	$ 48,771,000
(Collateralized by U.S. Treasury Obligations) #		4,186,615	4,186,000
TOTAL CASH EQUIVALENTS (Cost $52,957,000)			52,957,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $588,115,434)	622,555,097
NET OTHER ASSETS - 0.6%	3,703,622
NET ASSETS - 100%	$ 626,258,719
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing - Issuer is in default.
(b) Principal amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $407,722,170 or 65.1% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,191,831 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 1,048,063
(g) Partial interest payment received on the last payment date.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$48,771,000 due 3/01/07 at 5.29%
BNP Paribas Securities Corp.	$ 11,687,470
Banc of America Securities LLC	3,895,823
HSBC Securities (USA), Inc.	5,246,108
Merrill Lynch Government Securities, Inc.	15,583,292
Merrill Lynch, Pierce, Fenner & Smith, Inc.	12,358,307
$ 48,771,000
$4,186,000 due 3/01/07 at 5.29%
Barclays Capital, Inc.	$ 1,686,028
Credit Suisse Securities (USA) LLC	2,499,972
$ 4,186,000
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $588,110,813. Net unrealized appreciation aggregated $34,444,284, of which $45,525,081 related to appreciated investment securities and $11,080,797 related to depreciated investment securities.

Investment Valuation

Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 20, 2007